Earnings per Share	12 Months Ended
Dec. 31, 2021
Earnings per Share
Earnings per Share
16.     Earnings per Share

Accounting policy

Basic earnings per share

The Company calculates the value of the basic result per share for the earning or loss attributable to the holders of common and preferred shares of the company and, if presented, the earning or loss resulting from continued operations attributable to the holders of these respective shares by dividing the earning or loss attributable to the holders of common and preferred shares by the weighted average number of common and preferred shares held by shareholders during the year.

Diluted earnings per share

The Company calculates the value of the basic result per share for the earning or loss attributable to the holders of common and preferred shares of the company and, if presented, the earning or loss resulting from continued operations attributable to the holders of these respective shares by dividing the earning or loss attributable to the holders of common and preferred shares by the weighted average number of common and preferred shares held by shareholders during the year that would be issued if all potential dilutive shares had been converted.

At December 31, 2021 and December 31, 2020, there is no difference between basic and diluted earnings per share as there were no potential dilutive rights on these shares. The Statement of Income includes a breakdown of earnings per share.

As mentioned in note 12.a, the preferred shares will have dividends calculated with a value 10% higher than the dividends distributed to the holders of the common shares.

	December 31, 2021	December 31, 2020
Net income for the year attributable to common shareholders (1)	266,622	361,013
Weighted average number of common shares (in thousands of shares)	1,088,746	1,866,722
Basic and diluted earnings per share for profit attributable to common shareholders (in R$)	0.24	0.19
Net income for the year attributable to preferred shareholders (1)	209,569	NA
Weighted average number of preferred shares (in thousands of shares)	777,976	NA
Basic and diluted earnings per share for profit attributable to preferred shareholders (in R$)	0.27	NA

(1)     Net income attributable to common and preferred shareholders is based on the allocation of total net income based on the respective weighted average number of shares adjusted to reflect a 10% higher allocation of profit per share for preferred shareholders compared to common shareholders in line with the 10% higher preference in dividend distribution.